Subsequent events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent events
20. Subsequent events
On March 11, 2021, the Board of Directors of the Company unanimously approved a cash dividend of US$ 0.17 (RMB1.11) per ADS, payable approximately April 30, 2021 to shareholders of record at the close of business on April 7, 2021.